Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Revenues:
Royalty fees	$ 1,098,190	$ 753,265	$ 2,113,704	$ 1,361,591
Franchise fees	876,259	570,500	1,224,259	1,034,500
Revenues and management fees from company clinics	783,016		1,170,469
Advertising fund revenue	339,462	29,376	624,978	116,110
IT related income and software fees	197,214	211,200	401,189	410,825
Regional developer fees	50,750	116,000	268,250	224,750
Other revenues	81,855	51,494	131,796	96,895
Total revenues	3,426,746	1,731,835	5,934,645	3,244,671
Cost of revenues:
Franchise cost of revenues	743,592	490,298	1,251,158	949,074
IT cost of revenues	48,226	63,915	85,921	135,663
Total cost of revenues	791,818	554,213	1,337,079	1,084,737
Selling and marketing expenses	790,001	253,612	1,757,024	399,778
Depreciation and amortization	278,502	48,819	401,098	88,885
General and administrative expenses	3,412,484	1,084,346	6,200,726	2,050,640
Total selling, general and administrative expenses	4,480,987	1,386,777	8,358,848	2,539,303
Loss from operations	(1,846,059)	(209,155)	(3,761,282)	(379,369)
Other income (expense), net	(9,811)	(3,800)	1,689	(3,800)
Loss before income tax benefit	(1,855,870)	(212,955)	(3,759,593)	(383,169)
Income tax benefit	0	79,206	0	121,523
Net loss and comprehensive loss	$ (1,855,870)	$ (133,749)	$ (3,759,593)	$ (261,646)
Loss per share:
Basic and diluted loss per share (in Dollars per share)	$ (0.19)	$ (0.03)	$ (0.39)	$ (0.05)
Weighted average shares (in Shares)	9,768,230	4,819,902	9,734,115	4,815,754